INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2018
INCOME TAXES
Schedule of deferred tax assets
	2018	2017	2016
Deferred tax assets:
Canada	$135,390	$351,500	$538,644
Hong Kong	23,638	39,714	46,636
PRC	362,828	668,168	526,643
Sub-total	521,856	1,059,382	1,111,923
Less: Valuation allowance	(521,856)	(1,059,382)	(1,111,923)
Net deferred tax assets	$-	$-	$-

Schedule of consolidated effective tax (benefit) rate
	Years Ended September 30,
	2018	2017	2016
PRC enterprise income tax rate	25.00%	25.00%	25.00%
Effect of income tax difference under different tax jurisdictions	-13.44%	-10.77%	-10.57%
Effect of valuation allowance on deferred income tax assets	-1.55%	6.74%	0.63%
Effect of expense not deductible for tax purpose	-10.01%	-20.97%	-15.06%
Effective tax rate	0.00%	0.00%	0.00%